Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Summary of Property, Plant, and Equipment
The following is a summary of AES Ohio’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
$ in millions		Composite Rate		Composite Rate
Regulated:
Transmission	$899.1	1.7%	$648.0	2.0%
Distribution	2,453.9	2.8%	2,283.4	2.9%
General	32.3	3.4%	32.2	3.5%
Non-depreciable	112.0	N/A	99.6	N/A

Total property, plant and equipment in service	$3,497.3	2.4%	$3,063.2	2.6%
Less: accumulated depreciation	(1,115.5)		(1,098.1)

	2,381.8		1,965.1
Construction work in process	164.4		230.8

Property, plant and equipment, net	$2,546.2		$2,195.9